6. Line of Credit (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
Interest rate	11.49%		11.49%
Line of credit	$ 0		$ 1,999	$ 15,498
Line of Credit Authorized	20,000		20,000
Line of credit cash payment	1,999	$ 9,343	13,499	11,343
Line of credit cash advanced	$ 0		$ 0	$ 16,841